REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF REVENUE FROM SOURCES

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2022	December 31, 2021
Software development	$761,166	$725,862
Software licensing	213,749	208,625
Software support	71,460	196,703
Cloud hosting	67,334	72,945
Others	9,363	13,324
	$1,123,072	$1,217,459

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2022	December 31, 2021
Revenue recognized over time	$909,323	$1,008,834
Revenue recognized at a point of time	213,749	208,625
	$1,123,072	$1,217,459

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2022	December 31, 2021
Deferred revenue, beginning	$30,046	$107,865
Customer payments received attributable to contract liabilities for unearned revenue	263,404	64,434
Revenue recognized from fulfilling contract liabilities	74,381	142,253
Deferred revenue, ending	$219,068	$30,046